Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes differs from the amounts which would result from applying the federal statutory rate of 21% to the Company’s loss before income taxes as follows:

	December 31, 2020	December 31, 2019
Computed “expected” income tax benefit	$(832,569)	(1,737,089)
State income tax benefit, net of federal benefit	-	-
Change in valuation allowance	832,569	1,737,089
Other	-	-
Change in federal income tax rate	-	-
IRC section 382 limitations on future NOL utilization	-	-
Write-off of property & equipment deferred tax asset	-	-
Provision for income taxes	$-	-

Schedule of Components of Deferred Tax Assets and Liabilities

	2020	2019
Deferred tax assets:
Federal and state NOL carryforward	$3,489,562	2,656,993
Property and equipment	-	-
Reserves and accruals	-	-
Other intangibles	63,000	63,000
Deferred expenses	149,894	100,116
Deferred rent	-	-
Capitalized start-up expense	-	-
Deferred tax assets	3,702,456	2,820,109
Less: Valuation allowance	(3,702,456)	(2,820,109)
Net deferred tax assets	$-	-